Average Annual Total Returns - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Apr. 01, 2025
Fidelity Advisor Mid Cap Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.52%
Past 5 years	9.54%
Past 10 years	6.94%
Fidelity Advisor Mid Cap Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.70%
Past 5 years	8.14%
Past 10 years	5.55%
Fidelity Advisor Mid Cap Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.77%
Past 5 years	7.29%
Past 10 years	5.22%
Fidelity Advisor Mid Cap Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.22%
Past 5 years	10.00%
Past 10 years	6.93%
Fidelity Advisor Mid Cap Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.77%
Past 5 years	9.77%
Past 10 years	6.90%
Fidelity Advisor Mid Cap Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	14.34%
Past 5 years	11.14%
Past 10 years	7.87%
Fidelity Advisor Mid Cap Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.52%
Past 5 years	11.30%
Since Inception	8.99%	[1]
RS013
Average Annual Return:
Past 1 year	13.07%
Past 5 years	8.59%
Past 10 years	8.10%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%

[1]	A From February 1, 2017 .